Shareholder’s Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Shareholder’s Equity [Abstract]
SHAREHOLDER’S EQUITY

NOTE 17 – SHAREHOLDER’S EQUITY

Preferred Shares — The Company is authorized to issue an unlimited number of no par value preferred shares, divided into five classes, Class A through Class E, each with such designation, rights and preferences as may be determined by a resolution of the Company’s board of directors to amend the Memorandum and Articles of Association to create such designations, rights and preferences. The Company has five classes of preferred shares to give the Company flexibility as to the terms on which each class is issued. All shares of a single class must be issued with the same rights and obligations. Accordingly, starting with five classes of preferred shares will allow the Company to issue shares at different times on different terms. As of September 30, 2025 and December 31, 2024, there were no preferred shares designated, issued or outstanding.

Ordinary Shares — The Company is authorized to issue an unlimited number of no par value ordinary shares. Holders of the Company’s ordinary shares are entitled to one vote for each share. As of September 30, 2025 and December 31, 2024, there were 17,394,226 and 13,594,530 ordinary shares issued and outstanding, respectively.

On May 1, 2025, the Company granted a total of 997,300 ordinary shares to its key employees under the Company’s 2020 Equity Incentive Plan. On May 1, 2025, the Company granted a total of 2,802,396 ordinary shares to its key employees under the Company’s 2021 Equity Incentive Plan.

Warrants — Redeemable warrants sold as part of the units in the Company’s initial public offering, or the Public Warrants (together with the Private Warrants (as defined below), the “Warrants”) may only be exercised for a whole number of shares. No fractional shares were issued upon exercise of the Public Warrants. The Public Warrants were exercisable from October 24, 2019 to October 24, 2024, a total of five years from the consummation of the Business Combination.

Private warrants included (i) the 282,000 warrants underlying the units issued to Greenland Asset Management Corporation (the “Sponsor”) and Chardan Capital Markets, LLC (“Chardan”) in a private placement in connection with our initial public offering (“Private Unit Warrants”), and (ii) 120,000 warrants held by Chardan upon the exercise of its unit purchase option to purchase 120,000 units in March 2021 (“Option Warrants,” together with Private Unit Warrants, the “Private Warrants”). The Private Warrants are identical to the Public Warrants underlying the units sold in the Initial Public Offering, except that the Private Warrants and the ordinary shares issuable upon the exercise of the Private Warrants are not transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants were exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants were held by someone other than the initial purchasers or their permitted transferees, the Private Warrants would be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

As of September 30, 2025, there were no warrants outstanding.

NOTE 18 – SHAREHOLDERS’ EQUITY

Preferred Shares — The Company is authorized to issue an unlimited number of no par value preferred shares, divided into five classes, Class A through Class E, each with such designation, rights and preferences as may be determined by a resolution of the Company’s board of directors to amend the Memorandum and Articles of Association to create such designations, rights and preferences. The Company has five classes of preferred shares to give the Company flexibility as to the terms on which each class is issued. All shares of a single class must be issued with the same rights and obligations. Accordingly, starting with five classes of preferred shares will allow the Company to issue shares at different times on different terms. As of December 31, 2024 and December 31, 2023, there were no preferred shares designated, issued or outstanding.

Ordinary Shares — The Company is authorized to issue an unlimited number of ordinary shares with no par value each. Holders of the Company’s ordinary shares are entitled to one vote for each share. As of December 31, 2024 and December 31, 2023, there were 13,594,530 ordinary shares issued and outstanding.

Warrants — Redeemable warrants sold as part of the units in the Company’s initial public offering, or the Public Warrants (together with the Private Warrants (as defined below), the “Warrants”) may only be exercised for a whole number of shares. No fractional shares were issued upon exercise of the Public Warrants. The Public Warrants were exercisable from October 24, 2019 to October 24, 2024, a total of five years from the consummation of the Business Combination.

Private warrants included (i) the 282,000 warrants underlying the units issued to Greenland Asset Management Corporation (the “Sponsor”) and Chardan Capital Markets, LLC (“Chardan”) in a private placement in connection with our initial public offering (“Private Unit Warrants”), and (ii) 120,000 warrants held by Chardan upon the exercise of its unit purchase option to purchase 120,000 units in March 2021 (“Option Warrants,” together with Private Unit Warrants, the “Private Warrants”). The Private Warrants are identical to the Public Warrants underlying the units sold in the Initial Public Offering, except that the Private Warrants and the ordinary shares issuable upon the exercise of the Private Warrants are not transferable, assignable or saleable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants were exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants were held by someone other than the initial purchasers or their permitted transferees, the Private Warrants would be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

As of December 31, 2024, there were no warrants outstanding.